Note 16 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Before Income Tax by Jurisdiction	$ 139,400	$ 72,467	$ 72,114
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	23,309	(31,818)	(11,751)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	40,435	27,301	14,242
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 75,656	$ 76,984	$ 69,623